Pension and Other Postretirement Benefits (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Contribution to pension and other postemployment benefit plans	$ 6.1
Future contributions to pension and other postemployment benefit plans	21.2
Defined Benefit Pension [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	2.7	$ 4.0
Interest cost (1)	6.3	6.3
Expected return on plan assets (1)	(9.4)	(9.4)
Amortization of net loss (1)	7.8	5.7
Amortization of prior service credit (1)	(1.2)	(1.2)
Total net pension cost and other postretirement benefit cost	6.2	5.4
Other Postretirement Benefit [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0.0	0.0
Interest cost (1)	0.1	0.2
Amortization of net loss (1)	0.2	0.2
Amortization of prior service credit (1)	(3.3)	(3.3)
Total net pension cost and other postretirement benefit cost	$ (3.0)	$ (2.9)